Redeemable and Convertible Preferred Stock (Details1) (USD $)	6 Months Ended
Jun. 30, 2012
Series A [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.3200
Series A-1 [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.3200
Series A-2 [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.3200
Series B [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.1120
Series C [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.3400
Series D [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.5192
Series E [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.3200
Series E-1 [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.1800